Fair Value Measurements (Tables)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of financial assets that are measured at fair value on a recurring basis
	Level	March 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account (1)	1	$345,041,662	$345,081,176
Liabilities:
Warrant liabilities - Public	1	$17,710,000	$24,725,000
Warrant liabilities - Private	3	$14,002,669	$15,960,669

(1)	Excludes $928 and $943 of cash balance held within the Trust Account as of March 31, 2021 and December 31, 2020, respectively.

Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account\ – U.S. Treasury Securities(1)	$345,087,325	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants (restated)	$24,725,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants (restated)	$—	$—	$15,960,669

____________

(1)      Excludes $943 of cash balance held within the Trust Account.

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates
	As of March 31, 2021	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.97	$10.54
Volatility for private warrants	30.4%	30.3%
Term	5.50	5.50
Risk-free rate	0.96%	0.43%
Dividend yield	-%	-%

	At issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.81	$10.54
Volatility for public warrants	22.50%	N/A %
Volatility for private warrants	27.70%	30.30%
Term	5.50	5.50
Risk-free rate	0.32%	0.43%
Dividend yield	—%	—%

Schedule of changes in the fair value of derivative warrant liabilities
Level 3 warrant liabilities at December 31, 2020	$15,960,669
Change in fair value of warrant liabilities	(1,958,000)
Level 3 warrant liabilities at March 31, 2021	$14,002,669

Level 3 Derivative warrant liabilities at June 5, 2020 (inception)	$—
Issuance of Public and Private Warrants	26,857,668
Change in fair value of derivative warrant liabilities	13,828,001
Transfer of public warrant liability to Level 1(1)	(24,725,000)
Level 3 Derivative warrant liabilities at December 31, 2020	$15,960,669

____________

(1)      Due to the use of quoted prices in an active market for Public Warrants as of December 31, 2020, the Company had transfers out of Level 3 to Level 1 amounting to $24,725,000 as of December 31, 2020. The Company deems the transfer between levels to have occurred at the end of the period.